Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
       Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements include the accounts of EuroDry Ltd. and its subsidiaries. Inter-company balances and transactions are eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company has
no
other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no
statement of comprehensive income / (loss) has been presented.

Foreign currency translation

The Company's functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three
months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

The Company recorded a provision for doubtful accounts of
$167,019
for the year ended
December 31, 2018.
The Company did
not
record any material provisions for doubtful accounts for the years ended
December 31, 2019
and
2020.

Inventories

Inventories are stated at the lower of cost and net realizable value, which is the estimated selling price less reasonably predictable costs of disposal and transportation. Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses to prepare the vessel for her initial voyage, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including interest costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of
25
years from the completion of their construction. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is
$250
per light weight ton as of
December 31, 2019
and
2020.

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not
subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue and expense recognition

Revenues are generated mainly from time charters. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate.

A minor part of the Company's revenues is also generated from pool arrangements. For the vessel that operated under pool arrangement during the years ended
December 31, 2019
and
2020
the Company does
not
consider itself the principal, primarily because of its lack of control over the service to be transferred to the charterer under those charter party agreements and therefore related revenues and expenses are presented net.
In particular, the pool manager calculates the net pool revenues using gross revenues less voyage expenses of all the pool vessels and less the general and administrative expenses of the pool and distributes the net pool revenues as time charter hire to participants based on an agreed upon formula, which is determined by pool points awarded to each vessel in the pool (vessel attributes such as age, design, cargo carrying capacity, fuel consumption, and speed are taken into consideration) as well as the number of days the vessel participated in the pool in the period. The Company recognized net pool revenues on a monthly basis, when the vessel has participated in the pool during the period and the amount of net pool revenues for the period can be estimated reliably. Revenue generated from the pool is accounted for as revenue from operating leases, pursuant to the accounting standard on leases (ASC
842
), as further described below.

On
January 1, 2019,
the Company adopted ASC
842
Leases (“ASC
842”
), which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC
842
requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC
842,
as amended, subject to certain transition relief options, allows a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, or allows entities to elect not
to recast the comparative periods presented when transitioning to ASC
842
and to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASC
842
also provides a practical expedient to lessors by class of underlying asset, to not
separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met: i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease.

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate, which is generally payable
15
or
30
days in advance as determined in the charter party agreement. The duration of the Company's time charter contracts ranges from
15
days to
4
years and certain time charter contracts include renewal options up to
12
months. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

As of
December 31, 2020,
all of the Company's time charter agreements have remaining terms ranging from less than three
months to
20
months based on the minimum duration of the time charter contracts and do not
include any renewal options. A time charter generally provides typical warranties and owner protective restrictions. The Company's time charter agreements are classified as operating leases pursuant to ASC
842,
because (i) the vessel is an identifiable asset, (ii) the Company does not
have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel, during the term of the contract, and derives the economic benefits from such use. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period.

As discussed above, the transition guidance associated with ASC
842
allows for certain practical expedients to lessors. The Company elected not
to separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and the lease component, if accounted for separately, would be classified as an operating lease. The nature of the lease component and non-lease component that are combined as a result of applying the respective practical expedient are the hire rate for a bareboat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubricants, respectively. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with ASC
842.

Both the lease component and non-lease component are earned by the passage of time. Since lessor accounting remains largely unchanged from previous U.S. GAAP, upon adoption of ASC
842,
the timing and recognition of earnings from time charter contracts to which the Company is party did not
change from prior policy, with the exception of ballast bonuses which were recognized during the ballast leg while they are now deferred and recognized over time during the charter period. The performance obligations in a time charter contract are recognized on a straight-line basis over the term of the respective time charter agreements, beginning when the vessel is delivered to the charterer until it is redelivered back to the Company, and are recorded in “Time charter revenue” in the consolidated statements of operations for the years ended
December 31, 2018,
2019
and
2020.
Time charter agreements
may
include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight line basis over the charter period.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Under time charter agreements, voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses whilst the vessel is on time charter. Certain voyage expenses paid by the Company, such as extra war risk insurance and holds cleaning may
be recovered from the charterer; such amounts recovered are recorded as other income within “Time charter revenue” in the consolidated statements of operations.

Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Dry-docking and special survey expenses

Dry-docking and special survey expenses are expensed as incurred.

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to
9
months). Accordingly, they are
not
liable for any pension or post-retirement benefits.

Financing costs

Fees paid to lenders or required to be paid to
third
parties on the lenders' behalf for obtaining new loans or for refinancing or amending existing loans, are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and other financing costs over the duration of the underlying loan using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (see Subtopic
470
-
50
), is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not
meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Offering costs

Expenses directly attributable to an equity offering are deferred and are presented against proceeds from the offering within paid-in capital or are written-off and charged to “General and administrative expenses” in the consolidated statements of operations when it is probable that the offering will be aborted.

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “General and administrative expenses” in the consolidated statements of operations. The shares to employees and directors as well as to non-employees are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not
contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period.

Impairment of vessels

The Company reviews its vessels held for use for impairment whenever events or changes in circumstances indicate that the carrying amount of the vessels may
not
be recoverable. If indicators of impairment are present, the Company performs an analysis of the future undiscounted net operating cash flows of the related vessels. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the vessel is less than its carrying amount, the Company records an impairment loss to the extent the vessel's carrying value exceeds its fair market value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels.

In developing its estimates of future undiscounted net operating cash flows, the Company makes assumptions and estimates about vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessel operating expenses, drydocking costs, vessels' residual value and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations.

The Company determines the rates to be used in its impairment analysis based on the prevailing market charter rates for the first
two
years and on inflation-unadjusted historical average rates, from the third
year onwards. The Company calculates the historical average rates over a
19
-year period for
2020,
excluding peak periods, and a
18
-year period for
2019,
which both start in
2002
and take into account complete market cycles. These rates are used for the period a vessel is not
under a charter contract; if there is a contract, the charter rate of the contract is used for the period of the contract. Vessel utilization estimates are based on the status of each vessel at the time of the assessment and the Company's past experience in finding employment for its vessels at comparable market conditions. Cost estimates, like drydocking and operating costs, are based on the Company's data for its own vessels. Specifically, the Company's management uses the Company's internal budget for operating expenses escalated by
1.5%
per annum and the Company's budgeted drydocking costs, assuming a five
-year special survey cycle. The estimated salvage value of each vessel is
$250
per light weight ton, in accordance with the Company's vessel depreciation policy. The Company uses a probability weighted approach for developing estimates of future cash flows used to test its vessels for recoverability when alternative uses are under consideration (i.e. sale or continuing operation of a vessel).

If the Company's estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel's carrying value, the carrying value is written down to the vessel's fair market value with a charge recorded under “Impairment loss” in the consolidated statement of operations.

Derivative financial instruments

Derivative financial instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not
met.

Preferred shares

Preferred shares are recorded at the initial amount of preferred stock assumed based on the initial consideration received by the former Parent Company less offering expenses and adjusted by including the redemption value of dividends paid in-kind. The Company recognizes changes in the redemption value of the preferred shares immediately as they occur and adjusts the carrying amount of the preferred shares to equal the redemption value at the end of each reporting period to that effect.

Earnings / (loss) per common share

Basic earnings / (loss) per share is computed by dividing net income/(loss) attributable to common shareholders, after the deduction of dividends paid (in cash or in-kind) to preferred shareholders, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not
include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of
December 31, 2019
and
2020,
are considered contingently returnable until the restrictions lapse and are not
included in the basic earnings / (loss) per share calculation until the shares are vested.

Diluted earnings / (loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not
by the type of ship employment for its customers, i.e. voyage or time charters. The Company does not
use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not
identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one
operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Recent accounting pronouncements

In
June 2016,
the FASB issued Accounting Standards Update (“ASU”)
2016
-
13,
“Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments”. The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. In
November 2018,
FASB issued ASU
2018
-
19
“Codification Improvements to Topic
326,
Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not
within the scope of ASC
326
-
20
and should instead be accounted for under the new leasing standard, ASC
842.
For public business entities, the amendments in this Update became effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. The Company adopted this ASU for its reporting period commencing
January 1, 2020
with
no
impact on its consolidated financial statements.

In
August 2018,
the FASB issued ASU
2018
-
13,
“Fair Value Measurement (Topic
820
): Disclosure Framework – Changes to the disclosure requirements for fair value measurement”. The amendments in this update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments in this update became effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
An entity is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The Company adopted ASC
820
for its reporting period commencing
January 1, 2020
with
no
impact on its consolidated financial statements.

In
March 2020,
the FASB issued ASU
No.
2020
-
04,
"Reference Rate Reform (Topic
848
): Facilitation of the Effects of Reference Rate Reform on Financial Reporting" ("ASU
2020
-
04"
). This ASU provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate ("LIBOR") and other interbank offered rates to alternative reference rates. This ASU is effective for adoption at any time between
March 12, 2020
and
December 31, 2022.
In
January 2021,
the FASB issued ASU
2021
-
01
(Topic
848
), which amends and clarifies the existing accounting standard issued in
March 2020,
ASU
2020
-
04
for Reference Rate Reform. Reference rates such as LIBOR, are widely used in a broad range of financial instruments and other agreements. The Company is still evaluating the timing of the adoption and the optional expedients and exceptions it may
adopt, as well as the effect of the adoption on its consolidated financial statements.